Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
9. Intangible assets, net
The intangible assets, net consisted of the following:

	As of
	December 31, 2020	December 31, 2021
	RMB	RMB
Insurance agency license (note 4)	—	12,336
Insurance adjusting license (note 4)	—	3,067
Insurance brokerage license	—	2,647
Software and system	2,943	5,436
Domain name	580	580

Total	3,523	24,066
Less: Accumulated amortization (1)	(1,493)	(2,440)

Intangible assets, net	2,030	21,626

(1)	Amortization expenses for the years ended December 31, 2019, 2020 and 2021 was RMB 338 thousand, RMB 424 thousand and RMB 950 thousand, respectively.
No impairment for intangible assets was recorded for the years ended December 31, 2019, 2020 and 2021.
The amortization of the coming 5 years is:

As of
December 31, 2021
RMB
2022	1,164
2023	1,051
2024	734
2025	445
2026	66